Cover	Jun. 16, 2022
Document Information Line Items
Entity Registrant Name	Life Partners Position Holder Trust
Entity Central Index Key	0001692144
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 16, 2022
Entity File Number	000-55783
Entity Incorporation State Country Code	TX
Entity Tax Identification Number	81-6950788
Entity Address Address Line 1	2001 Bryan Street
Entity Address Address Line 2	Suite 1800
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75201
City Area Code	214
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	560-5404
Life Partners IRA Holder Partnership LLC [Member]
Document Information Line Items
Entity Registrant Name	Life Partners IRA Holder Partnership, LLC
Entity File Number	000-55784
Entity Tax Identification Number	81-4644966